Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Beginning balance	$ 1,779	[1]	$ 1,886
Provision	170	[2]	1,038	[2]	1,428	[2]
Utilization and other(a)	(783)	[3]	(1,145)	[3]
Ending balance	1,166	[4]	1,779	[1]	1,886
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	1,685	[1]	1,734
Provision	68		805
Utilization and other(a)	(639)	[3]	(854)	[3]
Ending balance	1,114	[4]	1,685	[1]
Asset Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0	[1]	0
Provision	45		165
Utilization and other(a)	(45)	[3]	(165)	[3]
Ending balance	0	[4]	0	[1]
Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	94	[1]	152
Provision	58		68
Utilization and other(a)	(100)	[3]	(126)	[3]
Ending balance	$ 52	[4]	$ 94	[1]

[1]	Included in Other current liabilities ($1.0 billion) and Other noncurrent liabilities ($767 million).
[2]	In 2014, Employee terminations represent the expected reduction of the workforce by approximately 1,700 employees, mainly in manufacturing and sales.The restructuring charges in 2014 are associated with the following:•Global Innovative Pharmaceutical segment (GIP) ($35 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($28 million); the Global Established Pharmaceutical segment (GEP) ($57 million); Worldwide Research and Development and Medical ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges, that we are unable to directly associate with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.The restructuring charges in 2013 are associated with the following:•Total operating segments ($496 million); Worldwide Research and Development and Medical ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.The restructuring charges in 2012 are associated with the following:•Total operating segments ($640 million); Worldwide Research and Development and Medical ($6 million income); manufacturing operations ($281 million); and Corporate ($513 million).At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.
[3]	Includes adjustments for foreign currency translation.
[4]	Included in Other current liabilities ($735 million) and Other noncurrent liabilities ($431 million).